Equity (Unrecognized Compensation Expense Related to Stock-Based Compensation) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense	$ 7
Weighted Average Period	1 year 7 months
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense	$ 30
Weighted Average Period	1 year 7 months 1 day
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense	$ 50
Weighted Average Period	1 year 8 months 15 days